Consolidated Statements of Changes in Equity - USD ($)	Common Stock	Additional paid-in Capital	Statutory Reserve	Accumulated Earnings (Deficit)	Accumulated Other	Noncontrolling Interest	Total
Beginning balance at Dec. 31, 2015	$ 17,840	$ 19,551,388	$ 349,663	$ (3,195,148)	$ (454,074)	$ 2,820,037	$ 19,089,706
Beginning balance, shares at Dec. 31, 2015	17,840,000
Net income				4,103,521		399,559	4,503,080
Appropriation to statutory reserve			683,861	(683,861)
Foreign currency translation adjustment					(1,274,022)	(425,953)	(1,699,975)
Additional capital contributed by original shareholders		991,240					991,240
Additional capital contribution by noncontrolling shareholder in REIT Xinyi						2,218,617	2,218,617
Conversion of loan payable to common stock	$ 800	3,199,200					3,200,000
Conversion of loan payable to common stock, shares	800,000
Ending balance at Dec. 31, 2016	$ 18,640	23,741,828	1,033,524	224,512	(1,728,096)	5,012,260	28,302,668
Ending balance, shares at Dec. 31, 2016	18,640,000
Net income				5,978,389		668,396	6,646,785
Appropriation to statutory reserve			955,951	(955,951)
Foreign currency translation adjustment					1,511,682	597,421	2,109,103
Acquisition of Noncontrolling interest in REIT Changjiang		670,350				(3,970,350)	(3,300,000)
Private placement sale of stock	$ 900	3,599,100					3,600,000
Private placement sale of stock, shares	900,000
Share issuance - IPO, net	$ 3,220	14,266,974					14,270,194
Share issuance - IPO, net, shares	3,220,000
Ending balance at Dec. 31, 2017	$ 22,760	42,278,252	1,989,475	5,246,950	(216,414)	2,307,727	51,628,750
Ending balance, shares at Dec. 31, 2017	22,760,000
Net income				4,480,618		87,064	4,567,682
Appropriation to statutory reserve			643,322	(643,322)
Foreign currency translation adjustment					(2,888,771)	(126,806)	(3,015,577)
Ending balance at Dec. 31, 2018	$ 22,760	$ 42,278,252	$ 2,632,797	$ 9,084,246	$ (3,105,185)	$ 2,267,985	$ 53,180,855
Ending balance, shares at Dec. 31, 2018	22,760,000